COMMON SHARE CAPITAL - Dividends on common shares (Details) - USD ($)		3 Months Ended		12 Months Ended
	Feb. 10, 2021	Dec. 31, 2020	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
COMMON SHARE CAPITAL
Dividend declared, per share	$ 0.03	$ 0.03	$ 0.03
Dividend declared, Total amount		$ 37,800,000	$ 37,700,000	$ 75,500,000
Dividend paid, per share		$ 0.06
Dividend paid, Total amount		$ 75,500,000		75,500,000	$ 0
Dividend declared and unpaid		$ 0		$ 0